Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.30463%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,764,849.72

Principal:
Principal Collections	$20,325,287.54
Prepayments in Full	$13,207,257.63
Liquidation Proceeds	$610,524.45
Recoveries	$105,780.80
Sub Total	$34,248,850.42
Collections	$36,013,700.14

Purchase Amounts:
Purchase Amounts Related to Principal	$71,652.40
Purchase Amounts Related to Interest	$299.23
Sub Total	$71,951.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,085,651.77

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,085,651.77
Servicing Fee	$638,188.29	$638,188.29	$0.00	$0.00	$35,447,463.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,447,463.48
Interest - Class A-2a Notes	$58,624.41	$58,624.41	$0.00	$0.00	$35,388,839.07
Interest - Class A-2b Notes	$2,125.25	$2,125.25	$0.00	$0.00	$35,386,713.82
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$34,712,781.40
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$34,502,105.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,502,105.82
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$34,432,028.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,432,028.82
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$34,382,678.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,382,678.82
Regular Principal Payment	$31,435,864.89	$31,435,864.89	$0.00	$0.00	$2,946,813.93
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,946,813.93
Residual Released to Depositor	$0.00	$2,946,813.93	$0.00	$0.00	$0.00
Total		$36,085,651.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,435,864.89
Total					$31,435,864.89

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,985,566.98	$72.67	$58,624.41	$0.16	$26,044,191.39	$72.83
Class A-2b Notes	$5,450,297.91	$72.67	$2,125.25	$0.03	$5,452,423.16	$72.70
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$31,435,864.89	$23.89	$1,064,784.66	$0.81	$32,500,649.55	$24.70

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$37,419,833.37	0.1046474	$11,434,266.39	0.0319768
Class A-2b Notes	$7,848,558.38	0.1046474	$2,398,260.47	0.0319768
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$674,528,391.75	0.5126024	$643,092,526.86	0.4887130

Pool Information
Weighted Average APR	2.736%	2.730%
Weighted Average Remaining Term	43.64	42.80
Number of Receivables Outstanding	34,695	33,777
Pool Balance	$765,825,950.20	$731,372,190.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$709,043,984.07	$677,091,312.79
Pool Factor	0.5374974	0.5133159

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$54,280,877.84
Targeted Overcollateralization Amount	$88,279,663.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$88,279,663.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$239,037.55
(Recoveries)		38	$105,780.80
Net Loss for Current Collection Period			$133,256.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2088%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4383%
Second Prior Collection Period			0.5522%
Prior Collection Period			0.2656%
Current Collection Period			0.2136%
Four Month Average (Current and Prior Three Collection Periods)			0.3674%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,665	$5,226,666.85
(Cumulative Recoveries)			$692,042.39
Cumulative Net Loss for All Collection Periods			$4,534,624.46
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3183%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,139.14
Average Net Loss for Receivables that have experienced a Realized Loss			$2,723.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	135	$3,751,126.15
61-90 Days Delinquent	0.06%	18	$416,559.71
91-120 Days Delinquent	0.02%	4	$148,440.32
Over 120 Days Delinquent	0.03%	7	$231,239.55
Total Delinquent Receivables	0.62%	164	$4,547,365.73

Repossession Inventory:
Repossessed in the Current Collection Period		8	$193,520.00
Total Repossessed Inventory		20	$551,565.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0979%
Prior Collection Period			0.0721%
Current Collection Period			0.0859%
Three Month Average			0.0853%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1089%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	18

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	75	$2,363,033.27
2 Months Extended	82	$2,468,609.30
3+ Months Extended	15	$459,201.63

Total Receivables Extended	172	$5,290,844.20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer